Commitments	12 Months Ended
Jan. 31, 2013
Commitments [Text Block]

NOTE 12 – Commitments

We are required to perform annual assessment work in order to maintain the Big Chunk Alaska State mining claims. If annual assessment work is not performed the Company must pay the assessment amount in cash in order to maintain the claims. Completion of annual assessment work in the amount of $400 per ¼ section (160 acre) claim or $100 per ¼ -¼ section (40 acre) claim extends the claims for a one-year period from the staking of claims. Assessment work performed in excess of the required amount may be carried forward for up to four years to satisfy future obligations. The Company estimates that the required annual assessments to maintain the claims will be approximately $238,200. Sufficient cash in lieu assessment work has been paid for Big Chunk to maintain the claims beyond the next labor year.

The annual state rentals for the Big Chunk Alaska State mining claims vary from $70 to $280 per mineral claim. The rental period begins at noon September 1 st through the following September 1 st and annual rental payments are due on November 30 th of each year. The rentals of $164,600 to extend the Big Chunk claims through September 1, 2013 were paid in November 2012. The estimated state rentals due by November 30, 2013 for the period from September 1, 2013 through September 1, 2014 are $166,740. Alaska State production royalty is three percent of net income. State law prescribes that after a 3.5 -year exemption from state taxes a metal mine is liable for a 15% state licensing tax on net income from the mine.

We are required to pay annual rentals for our Federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals of $60,340 for the period from September 1, 2012 to September 1, 2013 have been paid. The rentals due by September 1, 2013 for the period from September 1, 2013 through September 1, 2014 of $58,380 have not been paid.

We are required to pay annual rentals for our Federal lode mining claims for our East Silver Bell project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rental is $140 per claim. The rentals of $3,640 for the period from September 1, 2012 to September 1, 2013 have been paid. The annual rentals due by September 1, 2013 of $3,640 are required to maintain the East Silver Bell claims are for the period from September 1, 2013 through September 1, 2014. There is no requirement for annual assessment or exploration work on the Federal lode mining claims. There are no royalties associated with the Federal lode mining claims.

We are required to pay annual rentals for our Federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals and initial filing fees of $13,860 for the period from September 1, 2012 to September 1, 2013 have been paid. The rentals due by September 1, 2013 for the period from September 1, 2013 through September 1, 2014 of $13,860 have not been paid.

We are required to pay annual rentals for our Arizona State Land Department Mineral Exploration Permits (“AZ MEP”) at our Tombstone Hay Mountain project in the State of Arizona. AZ MEP permits are valid for 1 year and renewable for up to 5 years. The rental fee is $2.00 per acre for the first year, which includes the second year, and $1.00 per acre per year for years three through five. The minimum work expenditure requirements are $10 per acre per year for years one and two and $20 per acre per year for years three through five. If the minimum work expenditure requirement is not met the applicant can pay the equal amount in fees to the Arizona State Land Department to keep the AZ MEP permits current. The rental period begins on September 30 th through the following September 29 th for our Phase 1 permits, and September 14 th through September 13 th for our Phase 2 permits. Rental payments are due by the first day of the rental period. We hold AZ MEP permits for 7,515 acres at our Tombstone project. We paid initial rental fees from the date of application through September 29, 2012 of $8,254. Required minimum work expenditures for the period ended September 29, 2013 are $41,269. The annual rentals due by September 30, 2013 to maintain the AZ MEP permits are $7,515. We also paid $6,776 for rental fees on our Phase 2 permits. We will need $75,150 to cover minimum work expenditure requirements before September 30, 2013 to maintain our Phase 1 & 2 AZ MEP permits.

In December 2010 we entered into a 12 month non-cancellable operating lease for office space. In December 2011 the lease was extended for an additional one year term. The lease called for monthly payments of rent plus sales tax of $2,280. We recognized rent expense of $25,077 during the year ended January 31, 2013 pursuant to this lease. The lease expired December 31, 2012, and was not renewed.

In June 2011 we entered into a two year non-cancellable operating lease for warehouse space a portion of which includes an air conditioned office space for geologic computers, scanners and printers in Tucson, Arizona. The lease calls for monthly payments of rent plus sales tax of $3,620. We have the option to extend the lease for one additional two year term at current market rates. We recognized rent expense of $42,810 during the year ended January 31, 2013 pursuant to this lease. Future minimum lease payments pursuant to this lease total $14,480 payable during the year ended January 31, 2014.